Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

March 31, 2018

Dates Covered
Collections Period	03/01/18 - 03/31/18
Interest Accrual Period	03/15/18 - 04/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	04/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/18	317,563,802.25	22,364
Yield Supplement Overcollateralization Amount 02/28/18	7,787,040.09	0
Receivables Balance 02/28/18	325,350,842.34	22,364
Principal Payments	15,564,995.08	567
Defaulted Receivables	1,029,532.48	58
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/18	7,209,250.34	0
Pool Balance at 03/31/18	301,547,064.44	21,739

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	28.57%

Prepayment ABS Speed	1.40%

Overcollateralization Target Amount	13,569,617.90
Actual Overcollateralization	13,569,617.90

Weighted Average APR	4.00%
Weighted Average APR, Yield Adjusted	5.66%
Weighted Average Remaining Term	37.84

Delinquent Receivables:
Past Due 31-60 days	6,636,366.13	372
Past Due 61-90 days	1,566,652.00	84
Past Due 91-120 days	182,412.70	13
Past Due 121+ days	0.00	0
Total	8,385,430.83	469

Total 31+ Delinquent as % Ending Pool Balance	2.78%

Recoveries	702,018.23

Aggregate Net Losses/(Gains) - March 2018	327,514.25

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.21%
Prior Net Losses Ratio	1.04%
Second Prior Net Losses Ratio	0.73%
Third Prior Net Losses Ratio	2.38%
Four Month Average	1.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.72%

Flow of Funds	$ Amount

Collections	17,313,854.34
Advances	(14,969.53)
Investment Earnings on Cash Accounts	35,255.30
Servicing Fee	(271,125.70)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,063,014.41

Distributions of Available Funds
(1) Class A Interest	386,749.18
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	1,726,366.71
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	13,569,617.90
(7) Supplemental Reserve Amount	1,342,368.95
(8) Distribution to Certificateholders	0.00
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	17,063,014.41

Servicing Fee	271,125.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 03/15/18	303,273,431.15
Principal Paid	15,295,984.61
Note Balance @ 04/16/18	287,977,446.54

Class A-1
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-2a
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-2b
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-3
Note Balance @ 03/15/18	157,113,431.15
Principal Paid	15,295,984.61
Note Balance @ 04/16/18	141,817,446.54
Note Factor @ 04/16/18	60.6057464%

Class A-4
Note Balance @ 03/15/18	125,000,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	125,000,000.00
Note Factor @ 04/16/18	100.0000000%

Class B
Note Balance @ 03/15/18	21,160,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	21,160,000.00
Note Factor @ 04/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	424,660.85
Total Principal Paid	15,295,984.61
Total Paid	15,720,645.46

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.77660%
Coupon	2.17660%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	195,082.51
Principal Paid	15,295,984.61
Total Paid to A-3 Holders	15,491,067.12

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4208063
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.1571452
Total Distribution Amount	15.5779515

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8336859
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	65.3674556
Total A-3 Distribution Amount	66.2011415

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	112.86
Noteholders' Principal Distributable Amount	887.14

Account Balances	$ Amount

Advances
Balance as of 02/28/18	83,351.21
Balance as of 03/31/18	68,381.68
Change	(14,969.53)

Reserve Account
Balance as of 03/15/18	15,327,612.20
Investment Earnings	17,058.50
Investment Earnings Paid	(17,058.50)
Deposit/(Withdrawal)	1,342,368.95
Balance as of 04/16/18	16,669,981.15
Change	1,342,368.95

Total Reserve Amount	16,669,981.15